Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Summary of allowance for loan losses and loans receivable

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Provision	181	15	12	19	97	324
Charge-offs	(35)	(530)	—	(24)	(87)	(676)
Recoveries	—	55	—	6	—	61

December 31, 2012 Total Allowance for loan losses	$954	$622	$394	$87	$737	$2,794

Ending balance for loans individually evaluated for impairment	$176	$154	$—	$—	$22	$352

Ending balance for loans collectively evaluated for impairment	$778	$468	$394	$87	$715	$2,442

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)

December 31, 2010 Total Allowance for loan losses	$730	$630	$—	$92	$702	$2,154

Provision	96	452	398	(5)	41	982
Charge-offs	(18)	—	(27)	(4)	(24)	(73)
Recoveries	—	—	11	3	8	22

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Ending balance for loans individually evaluated for impairment	$296	$670	$—	$—	$—	$966

Ending balance for loans collectively evaluated for impairment	$512	$412	$382	$86	$727	$2,119

Loans Receivable:

December 31, 2012	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)

Individually evaluated for impairment	$286	$5,685	$406	$—	$709	$7,086

Collectively evaluated for impairment	47,414	36,390	34,699	6,315	114,040	238,858

Total loans	$47,700	$42,075	$35,105	$6,315	$114,749	$245,944

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)

Individually evaluated for impairment	$296	$4,477	$469	$—	$—	$5,242

Collectively evaluated for impairment	45,956	39,234	$37,191	6,036	117,353	245,770

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

Summary of analysis of credit quality indicators

December 31, 2012	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$44,933	$40,317	$29,011	$6,279	$112,698	$233,238
Special Mention	2,345	57	4,075	—	—	6,477
Substandard	325	1,701	2,019	36	2,051	6,132
Doubtful	97	—	—	—	—	97
Loss	—	—	—	—	—	—

Total	$47,700	$42,075	$35,105	$6,315	$114,749	$245,944

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$45,330	$41,008	$34,865	$6,023	$115,838	$243,064
Special Mention	553	780	2,326	11	509	4,179
Substandard	73	1,285	469	2	1,006	2,835
Doubtful	296	638	—	—	—	934
Loss	—	—	—	—	—	—

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

Summary of impaired loans

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	4,459	4,459	—	4,427	219
Agricultural	406	406	—	444	33
Residential	506	506	—	608	23

With an allowance recorded
Commercial	286	286	176	453	11
Commercial real estate	1,226	1,226	154	1,257	58
Residential	203	203	22	202	7

Total
Commercial	286	286	176	453	11
Commercial real estate	5,685	5,685	154	5,684	277
Agricultural	406	406	—	444	33
Residential	709	709	22	810	30

Total	$7,086	$7,086	$352	$7,391	$351

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Agricultural	469	469	—	472	31

With an allowance recorded
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212

Total
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212
Agricultural	469	469	—	472	31

Total	$5,242	$5,242	$966	$5,231	$254

Age analysis of past-due loans

December 31, 2012	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
	(In Thousands)
Commercial	$—	$—	$—	$—	$47,700	$47,700	$—	$—	$283
Commercial Real Estate	—	—	—	—	42,075	42,075	0	—	3,029
Agricultural	216	33	—	249	34,856	35,105	0	—	406
Residential	402	47	891	1,340	113,409	114,749	0	—	1,370
Consumer	54	23	4	81	6,234	6,315	0	—	26

Total	$672	$103	$895	$1,670	$244,274	$245,944	$0	$—	$5,114

December 31, 2011	30 – 59 Days Past Due	60 – 89 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
	(In Thousands)
Commercial	$121	$230	$7	$358	$45,894	$46,252	$—	$—	$7
Commercial Real Estate	133	130	34	297	43,414	43,711	—	—	100
Agricultural	177	—	—	177	37,483	37,660	—	—	—
Residential	831	249	101	1,181	116,172	117,353	—	—	528
Consumer	58	7	1	66	5,970	6,036	—	—	9

Total	$1,320	$616	$143	$2,079	$248,933	$251,012	$—	$—	$644

Summary of Troubled Debt Restructurings

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial – Mortgage	8	$6,244	$6,244	2	$4,484	$4,484

Troubled Debt Restructurings that Subsequently Defaulted	—	—	—	—	—	—

Related party loans

	2012	2011
	(In Thousands)

Balance, beginning	$670	$788
Advances	576	468
Repayments	(347)	(586)

Balance, ending	$899	$670